EARNINGS PER SHARE - Summary of Calculation of Earnings per Share (Detail) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic and diluted - Continued operation
Income attributable to holders of common shares of Company used in calculating basic earnings per share	R$ 1,078,737	R$ 1,158,852	R$ 6,312,140
Diluting effect of the share-based plan of subsidiaries	(814)	(1,739)	(5,249)
Company used in the calculation of diluted earnings per share	R$ 1,077,923	R$ 1,157,113	R$ 6,306,891
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,867,005	1,869,077	1,834,533
Dilutive effect of the share-based plan	7,341	5,503	4,687
Diluted	1,874,346	1,874,580	1,839,220
Earnings per share
Basic	R$ 0.5778	R$ 0.62	R$ 3.4407
Diluted	R$ 0.5751	R$ 0.6173	R$ 3.4291
Basic and diluted - Discontinued operation
Net income attributable to holders of common shares of Company used in calculating basic earnings per share	R$ 15,654	R$ 17,180
Weighted average number of common shares outstanding - basic (in thousands of shares)
Basic	1,867,005	1,869,077
Dilutive effect of the share-based plan	7,341	5,503
Diluted	1,874,346	1,874,580
Earnings per share
Basic	R$ 0.0084	R$ 0.0092
Diluted	R$ 0.0084	R$ 0.0092